RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related party transactions [abstract]
Schedule of Loan granted to related parties

Loan granted to related parties as of December 31, 2017 and 2016 are as follows:

	Operating Companies	Investment Companies	Individuals
As of December 31, 2017	MCh$	MCh$	MCh$
Loan and receivables to customer
Commercial Loans	113,202	79,715	3,730
Mortgages Loans	—	—	19,273
Consumer Loans	—	—	5,081
Loans and receivables to customers - gross	113,202	79,715	28,084
Provision for loan losses	(1,323)	(5,688)	(98)
Loans and receivables to customers, net	111,879	74,027	27,986

	Operating Companies	Investment Companies	Individuals
As of December 31, 2016	MCh$	MCh$	MCh$
Loan and receivables to customer
Commercial Loans	117,362	93,170	3,070
Mortgages Loans	—	—	19,568
Consumer Loans	—	—	3,493
Loans and receivables to customers - gross	117,362	93,170	26,131
Provision for loan losses	(2,398)	(396)	(197)
Loans and receivables to customers, net	114,964	92,774	25,934

Schedule of Other transactions with related parties

For the years ended December 31, 2017, 2016 and 2015, the Bank entered into the following transactions with related parties for amounts exceeding UF 1,000.

As of December 31, 2017:

			Balance Assets	Effect on statement of Income
			(Liability)	Income	(Expense)
Company	Description	Notes	MCh$	MCh$	MCh$
Redbanc S.A.	Automatic teller machine administration		—	—	3,355
Transbank S.A.	Credit Card processing		—	—	14,586
Combanc S.A.	Data transmission services		—	—	378
Itaú Chile Cía. de Seguros de Vida S.A.	Life insurance		—	7,819	948
Asesorias Cumelen S.A.	Advisory services		—	—	—
Corp Research S.A.	Management advisory services		—	—	453
Recuperadora de Créditos S.A.	Credit collection		—	—	—
Itaú Chile Inv. Serv. y Administración S.A.	Leases		—	—	650
Compañia de Seguros Confuturo S. A. (*)	Insurance		—	—	—
Instituto de Estudios Bancarios Guillermo Subercaseaux	Education services		—	—	143
Opina S.A.	Publishing services		—	—	—
VIP Asesorias y Servicios Integrales Ltda.	Advisory services		—	—	415
Everis Chile S.A.	Advisory services		—	—	607
CAI Gestion Inmobiliaria S.A.	Commercial home (Department stores)		—	—	115
Compañia de Seguros Corp Seguros S.A (*)	Insurance		—	—	—
Universidad Andres Bello	Education services		—	—	—
Promoservice S.A.	Promotion services		—	—	267
Comder Contraparte Central S.A	Banking services		—	—	1,067
Sinacofi S.A (*)	Data transmission services		—	—	—
Operadora de Tarjeta de Crédito Nexus S.A.	Credit Card processing		—	—	3,836
Pulso Editorial S.A	Publishing services		—	—	509
Inmobiliaria Edificio Corpgroup S.A.	Corporate office rent and building cost		—	—	4,725
Grupo de Radios Dial S.A.	Publicity		—	—	—
Hotel Corporation of Chile S.A.	Accomodation, events		—	—	265
Corp Imagen y diseños S.A.	Other services		—	—	196
Asesorias e Inversiones Rapelco Limitada S.A.	Other services		—	—	—
Corp Group Holding Inversiones Limitada	Advisory services		—	—	398
SMU S.A., Rendic Hnos. S.A.	Prepaid rent for space for ATMs	15	7,960	—	2,221
Inversiones Corp Group Interhold Ltda.	Management advisory services		—	—	3,097
Bcycle Latam SPA	Other services		—	—	552

(*)These companies at the end of December 2017 are no considered related parties.

As of December 31, 2016

			Balance Assets	Effect on statement of Income
			(Liability)	Income	(Expense)
Company	Description	Notes	MCh$	MCh$	MCh$
Redbanc S.A.	Automatic teller machine administration		—	—	3,754
Transbank S.A.	Credit Card processing		—	—	10,882
Combanc S.A.	Data transmission services		—	—	291
Itaú Chile Cía. de Seguros de Vida S.A.	Life insurance		—	5,653	2,782
Asesorias Cumelen S.A.	Advisory services		—	—	450
Corp Research S.A.	Management advisory services		—	—	443
Recuperadora de Créditos S.A.	Credit collection		—	—	540
Itaú Chile Inv. Serv. y Administración S.A.	Leases		—	—	422
Compañia de Seguros Confuturo S. A.	Insurance		—	—	1,418
Instituto de Estudios Bancarios Guillermo Subercaseaux	Education services		—	—	69
Opina S.A.	Publishing services		—	—	110
VIP Asesorias y Servicios Integrales Ltda.	Advisory services		—	—	185
Itaú Unibanco S.A.	Advisory services		—	—	—
CAI Gestion Inmobiliaria S.A.	Commercial home (Department stores)		—	—	90
Compañia de Seguros Corp Seguros S.A	Insurance		—	—	3,263
Universidad Andres Bello	Education services		—	—	32
Promoservice S.A.	Promotion services		—	—	1,431
Comder Contraparte Central S.A	Banking services		—	—	697
Sinacofi S.A	Data transmission services		—	—	918
Operadora de Tarjeta de Crédito Nexus S.A.	Credit Card processing		—	—	1,896
Pulso Editorial S.A	Publishing services		—	—	521
Inmobiliaria Edificio Corpgroup S.A.	Corporate office rent and building cost		—	—	5,010
Grupo de Radios Dial S.A.	Publicity		—	—	107
Hotel Corporation of Chile S.A.	Accomodation, events		—	—	64
Corp Imagen y diseños S.A.	Other services		—	—	82
Asesorias e Inversiones Rapelco Limitada S.A.	Other services		—	—	37
Corp Group Holding Inversiones Limitada	Advisory services		—	—	394
SMU S.A., Rendic Hnos. S.A.	Prepaid rent for space for ATMs	15	10,181	—	2,152
Inversiones Corp Group Interhold Ltda.	Management advisory services		—	—	2,172

As of December 31, 2015

			Balance Assets	Effect on statement of Income
			(Liability)	Income	(Expense)
Company	Description	Notes	MCh$	MCh$	MCh$
Redbanc S.A.	Automatic teller machine administration		—	—	888
Transbank S.A.	Credit Card processing		—	—	5,572
Combanc S.A.	Data transmission services		—	—	164
Itaú Chile Cía. de Seguros	Insurance		—	—	2,168
Itaú Chile Cía. de Seguros	Credit collection		—	—	53
Itaú Chile Cía. de Seguros	Leases		—	—	15
Recuperadora de Créditos S.A.	Credit collection		—	—	1,030
Itaú Chile Inv. Serv. y Administración S.A.	Leases		—	—	587
Itaú Unibanco S.A.	Advisory services		—	—	6,610

Schedule of Donations
Donations

As of December 31, 2017:

		Balance Assets	Effect on Statement of Income
		(Liability)	Income	(Expense)
Company	Description	MCh$	MCh$	MCh$
Fundación Corpgroup Centro Cultural	Donations	—	—	1,302
Fundación Descúbreme	Donations	—	—	200
Fundación Itaú	Donations	—	—	167
Fundación de Inclusión Social Aprendamos	Donations	—	—	5

As of December 31, 2016:

		Balance Assets	Effect on Statement of Income
		(Liability)	Income	(Expense)
Company	Description	MCh$	MCh$	MCh$
Fundación Corpgroup Centro Cultural	Donations	—	—	1,373
Fundación Descúbreme	Donations	—	—	173
Fundación Itaú	Donations	—	—	152
Fundación de Inclusión Social Aprendamos	Donations	—	—	5

As of December 31, 2015:

		Balance Assets	Effect on Statement of Income
		(Liability)	Income	(Expense)
Company	Description	MCh$	MCh$	MCh$
Fundación Itaú	Donations	—	—	336

Schedule of Other assets and liabilities with related parties

Other assets and liabilities with related parties

	As of December 31,
	2017	2016	2015
	MCh$	MCh$	MCh$
ASSETS	23,962	44,790	2,251
Derivative financial instruments	21,687	33,951	1,807
Other assets	2,275	10,839	444
LIABILITIES	185,056	249,741	33,866
Derivative financial instruments	1,935	14,227	6,270
Demand deposits	37,464	69,473	3,757
Deposits and other time deposits	131,409	155,251	23,645
Other liabilities	14,248	10,790	194

Schedule of Operating income /expenses from related party transactions

Operating income / expenses from related party transactions

	2017		2016		2015
	Income	Expenses	Income	Expenses	Income	Expenses
Type of recognized income or expense	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interest revenue	10,146	4,902	11,370	5,913	167	1,817
Income and expenses on fees and services	5,227	—	5,483	—	1,632	—
Gain and loss on trading	2,333	1,534	3,399	7,810	1,887	6,303
Operating support expense	537	99	324	438	—	40
Other income and expense	216	390	70	303	225	382
Total	18,459	6,925	20,646	14,464	3,911	8,542

f)          Contracts with related parties

As of December 31, 2017:

Company	Description
Redbanc S.A.	Automatic teller machine administration
CAI Gestión Inmobiliaria S.A.	Commercial home (Department stores)
Unired S.A.	Payment management
Corp Imagen y Diseño S.A	Other services
Corp Research S.A	Advisory
Copesa S.A.	Advertising
Transbank S.A.	Credit card processing
Inversiones Santa Valentina S.A.	Administrative consulting
Combanc S.A.	Data transmission services
Servicios de Información Avanzada Comercial Financiera S.A	Advisory
Comder Contraparte Central S.A.	Advisory
Promoservice S.A.	Promotion services
Inversiones Corp Group Interhold S.A.	Administrative consulting
Nexus S.A.	Credit card processing
Rendic Hnos S.A.	Publishing services
Corp Group Holding Inversiones Limitada	Advisory
Inmobiliaria Edificio Corpgroup S.A.	Corporate office rent and building cost
Empresa Periodística La Tercera S.A.	Publishing services

As of December 31, 2016:

Company	Description
Redbanc S.A.	Automatic teller machine administration
Pulso Editorial S.A	Publishing services
SMU S.A., Rendic Hnos S.A.	Prepaid rent for space for ATMs
CAI Gestión Inmobiliaria S.A.	Commercial home (Department stores)
Unired S.A.	Payment management
Corp Imagen y Diseño S.A	Other services
Corp Research S.A	Advisory
Compañía de Seguros Vida Corp S.A.	Brokerage of insurance premiums and office lease
Instituto profesional AIEP S.A	Advertising services
Distribución y Servicios META S.A.	Other services
Transbank S.A.	Credit card processing
Inversiones Santa Valentina S.A.	Administrative consulting
Opina S.A.	Advisory
Compañia de Seguros CorpSeguros S.A.	Office rent
Itaú Chile Inversiones, Servicios y Administración S.A.	Office rent
Combanc S.A.	Data transmission services
Servicios de Información Avanzada Comercial Financiera S.A	Advisory
Sinacofi S.A.	Data transmission services
Comder Contraparte Central S.A.	Advisory
Promoservice S.A.	Promotion services
Inversiones Corp Group Interhold S.A.	Administrative consulting
Operadora de Tarjeta de Crédito Nexus S.A.	Credit card processing
Laborum.com Chile S.A.	Publishing services
Corp Group Holding Inversiones Limitada	Advisory
Inmobiliaria Edificio Corpgroup S.A.	Corporate office rent and building cost
Empresa Periodística La Tercera S.A.	Publishing services

As of December 31, 2015:

Company	Description
Itaú Chile Inversiones Servicios y Administración S.A.	Corporate office rent

Schedule of Remunerations to members of the board and key management personnel

Remunerations paid to key management personnel are set forth in the table below:

	As of December 31
	2017	2016	2015
	MCh$	MCh$	MCh$
Short term benefits	27,759	35,762	18,523
Post-employment benefits	—	—	—
Other long-term benefits	—	—	72
Severance indemnities	3,471	14,893	—
Total	31,230	50,655	18,595

Schedule of Key management personnel

As of December 31, 2017, 2016 and 2015, the composition of the Bank’s key management personnel was as follows:

	Number of executives
	As of December 31,
Position	2017	2016	2015
Directors	11	11	—
Chief Executive Officers-at the Subsidiaries	7	10	1
Corporative Manager	11	9	8
Area manager	94	102	3
Deputy Managers	155	149	—
Vicepresident	2	2	—

Schedule of Transactions with key management personnel

During 2017, 2016 and 2015 transactions with key personnel were carried out as follows:

	Income
	2017	2016	2015
	MCh$	MCh$	MCh$
Credit Cards	390	307	392
Consumer loans	793	868	717
Commercial loans	815	700	646
Mortgages loans	3,541	3,554	4,337